Revenue	12 Months Ended
Sep. 30, 2022
Revenue
Revenue

2.    Revenue

	Year ended 30	Year ended 30	Year ended 30
	September	September	September
	2022	2021	2020
	$'000	$'000	$'000

Quantum Cloud – provision of services	7,212	48	—

Geographical markets
UK	359	48	—
Other	6,853	—	—
	7,212	48	—

Revenue with a total of 5 (2021: 1) customers is recognized over time. Revenue from 2 (2021; nill) customers represents more than 10% of total revenues.

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognises revenue when it transfers control over a good or service to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligations	Revenue recognition policies
QuantumCloud perpetual license

Customer can benefit from the license when it is delivered. The license is separately identifiable from other goods or services.

License provides a right for customer to use the Company’s Intellectual Property.

Revenue is recognised when the license is delivered to and accepted by the customer.
Maintenance and support	Services are provided to the customer over the contract term.	Revenue is recognized over time as the services are provided.
Professional services	Statements of work including details and timings are agreed with the customer at contract inception. They can typically be amended during the performance of the services if agreed by both parties.

Revenue is recognised over time as the services are provided. The stage of completion for determining the amount of revenue to recognise is assessed based on statements of work performed which are approved by both parties.